Significant Acquisitions and Disposals - Summary of Fair Value of Identifiable Net Assets Acquired (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Sep. 18, 2017
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [line items]
Goodwill	$ 16,976	$ 16,536	$ 16,156
Scottrade Bank [member]
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [line items]
Cash and due from banks				$ 750
Securities				14,474
Loans				5,284
Other assets				149
Financial assets recognised as of acquisition date				20,657
Deposits				18,992
Other liabilities				57
Fair value of identifiable net assets acquired				1,608
Goodwill				34
Total purchase consideration				$ 1,642